SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	6 Months Ended
Jun. 30, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of Other Income
June 30,
2011
Unaudited

Adjustments to the fair value of the contingent consideration from acquisition	$2,539
Other	(713)

$1,826